CIRR-system	9 Months Ended
Sep. 30, 2018
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the consolidated statement of financial position and in the Parent Company’s balance sheet since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under Other assets.

SEK has determined that the CIRR-system should be considered an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s statement of comprehensive income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s statement of comprehensive income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s statement of comprehensive income under net interest income. Net credit losses are shown in the statement of comprehensive income for SEK as SEK bears the credit risk for the lending. Refer also to Note 1a (f) in SEK’s 2017 Annual Report.

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of September 30, 2018, concessionary loans outstanding amounted to Skr 728 million (year-end 2017: Skr 754 million) and operating profit for the program amounted to Skr -31 million for the first nine months of 2018 (9M17: Skr -37 million). The administrative compensation to SEK amounted to Skr -1 million (9M17: Skr -2 million).

Statement of Comprehensive Income for the CIRR-system

Skr mn	Jul-Sep 2018	Apr–Jun 2018	Jul-Sep 2017	Jan-Sep 2018	Jan–Sep 2017	Jan-Dec 2017
Interest income	432	395	319	1,165	990	1,343
Interest expenses	-397	-344	-280	-1,057	-806	-1,115

Net interest income	35	51	39	108	184	228

Interest compensation	1	19	12	20	26	26
Exchange-rate differences	-1	7	-2	8	-6	-6

Profit before compensation to SEK	35	77	49	136	204	248
Administrative remuneration to SEK	-41	-38	-30	-111	-93	-123

Operating profit CIRR-system	-6	39	19	25	111	125
Reimbursement to (–) / from (+) the State	6	-39	-19	-25	-111	-125

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	September 30, 2018	December 31, 2017
Cash and cash equivalents	-155	10
Loans	67,559	49,124
Derivatives	1,870	522
Other assets	2,379	3,472
Prepaid expenses and accrued revenues	524	364

Total assets	72,177	53,492

Liabilities	67,616	49,252
Derivatives	4,059	3,789
Accrued expenses and prepaid revenues	502	451

Total liabilities	72,177	53,492

Commitments
Committed undisbursed loans	50,411	69,166
Binding offers	932	628